CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital	Additional paid-in capital	Treasury shares	Retained earnings	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total	Non-controlling interests
Beginning balance at Dec. 31, 2021	$ 209,317	$ 138	$ 110,249	$ (38)	$ 50,190	$ (1,312)	$ 955	$ (12,682)	$ 147,500	$ 61,817
Net profit	4,757				3,874				3,874	883
Other comprehensive income/(loss)	(10,003)					298	(551)	(7,448)	(7,701)	(2,302)
Total comprehensive income/(loss) for the year, net of tax	(5,246)				3,874	298	(551)	(7,448)	(3,827)	(1,419)
Dividends paid	(565)									(565)
Issuance of common stock for cash	7,922	68	7,854						7,922
Ending balance at Dec. 31, 2022	211,428	206	118,103	(38)	54,064	(1,014)	404	(20,130)	151,595	59,833
Net profit	302				3,867				3,867	(3,565)
Other comprehensive income/(loss)	3,175					768	450	379	1,597	1,578
Total comprehensive income/(loss) for the year, net of tax	3,477				3,867	768	450	379	5,464	(1,987)
Dividends paid	(284)									(284)
Ending balance at Dec. 31, 2023	214,621	206	118,103	(38)	57,931	(246)	854	(19,751)	157,059	57,562
Net profit	6,568				3,486				3,486	3,082
Other comprehensive income/(loss)	(5,823)					(159)	(22)	(5,406)	(5,587)	(236)
Total comprehensive income/(loss) for the year, net of tax	745				3,486	(159)	(22)	(5,406)	(2,101)	2,846
Dividends paid	(1)									(1)
Ending balance at Dec. 31, 2024	$ 215,365	$ 206	$ 118,103	$ (38)	$ 61,417	$ (405)	$ 832	$ (25,157)	$ 154,958	$ 60,407